Capital Stock - Series B Preferred Stock Transactions - Additional Information (Detail) $ / shares in Units, $ in Thousands				1 Months Ended				3 Months Ended	12 Months Ended
		Jul. 24, 2013 $ / shares shares	May. 12, 2008 USD ($) Investor $ / shares shares	Aug. 31, 2015 $ / shares	Feb. 28, 2015 $ / shares	Nov. 30, 2014 $ / shares	Oct. 31, 2014 $ / shares	May. 31, 2008	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 shares	Mar. 12, 2013 $ / shares	Jan. 22, 2013 $ / shares
Class of Stock [Line Items]
Number of accredited investors | Investor			5
Warrants exercisable price | $ / shares											$ 30.00	$ 30.00
Series B Warrants [Member]
Class of Stock [Line Items]
Number of units issued		133,334
Number of warrants to purchase common stock			2
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock from conversion of preferred stock, shares	[1]								671,000	60,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of units issued			400,000
Number of Series B Preferred Stock for each Series B unit			1
Common stock purchase price, per share | $ / shares			$ 1.00
Proceeds from issuance of preferred stock and warrants | $			$ 400
Initial conversion price | $ / shares			$ 75.00	$ 1.79	$ 6.72	$ 8.64	$ 9.6705
Warrants exercisable price | $ / shares		$ 22.50	$ 75
Number of years from issuance of warrants to convert as common stock			5 years
Liquidation premium								6.00%
Convertible preferred stock, conversion price | $ / shares									$ 1.79
Conversion of stock, shares converted									50,000
Preferred stock, shares issued									250,000	300,000
Preferred stock, shares outstanding									250,000	300,000
Series B Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion ratio for each share			0.0134%
Convertible preferred stock, conversion price | $ / shares									$ 1.79
Issuance of common stock from conversion of preferred stock, shares									27,881

[1]	See Note 1, “Reverse Stock Split”